OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY	12 Months Ended
Mar. 31, 2023
OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY
OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY
13.	OFFICE LEASE – RIGHT OF USE ASSET AND LEASE LIABILITY

The Company subleases corporate offices in Vancouver, BC from HDSI under a lease agreement dated May 1, 2021, and the lease expires on April 29, 2026.

Right-of-use asset

A summary of the changes in the right-of-use asset for the year ended March 31, 2023 and 2022 are as follows:

Right-of-use-asset	($)
Balance at March 31, 2021	-
Addition	100,877
Amortization	(18,493)
Balance at March 31, 2022	82,384
Amortization	(20,176)
Balance at March 31, 2023	62,208

Lease liability

On May 1, 2021, the Company entered into the lease agreement, which resulted in the lease liability of $100,877 (undiscounted value of $134,766, discount rate used is 12.00%). This liability represents the monthly lease payment from May 1, 2021 to April 29, 2026, the end of the lease term less abatement granted by HDSI.

A summary of changes in the lease liability during the year ended March 31, 2023 and 2022 are  as follows:

Lease liability	($)
Balance at March 31, 2021	-
Addition	100,877
Lease payment – base rent portion	(21,288)
Lease liability – accretion expense	10,438
Balance as at Mach 31, 2022	90,027
Current portion	17,125
Long-term portion	72,903

Lease liability	($)
Balance at March 31, 2022	90,028
Lease payment – base rent portion	(26,745)
Lease liability – accretion expense	9,620
Balance as at March 31, 2023	72,903
Current portion	20,696
Long-term portion	52,207

The following is a schedule of the Company’s future lease payments (base rent portion) under the lease obligations:

Future lease payments (base rent portion only)	($)
Fiscal 2024 (April 1, 2023 to March 31, 2024)	28,056
Fiscal 2025 (April 1, 2024 to March 31, 2025)	28,165
Fiscal 2026 (April 1, 2025 to March 31, 2026)	28,165
Fiscal 2027 (April 1, 2026 to April 29, 2027) (Note 6)	2,347
Total undiscounted lease payments	86,733
Less: imputed interest	(13,830)
Lease liability as at March 31, 2023	72,903